NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2024
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2024	150,000	$0.70
Granted	254,000	$0.47
Forfeited	(52,000)	$0.71
Vested	(248,000)	$0.55
Outstanding at December 31, 2024	104,000	$0.49

Schedule of share-based compensation expenses

	Years ended December 31,
	2022	2023	2024

Fulfillment	$12	$—	$—
Selling and marketing	99	34	89
General and administrative	229	381	256
Total	$340	$415	$345